UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	600 Central Avenue
         	Suite 138
         	Highland Park, IL  60035

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Vice President
Phone:    	847-861-8300
Signature, Place, and Date of Signing:

    Gilbert Licudine    Highland Park, Illinois    August 12, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	59

Form 13F Information Table Value Total:   	$172,712



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Ltd                        COM              G0070K103     3357    74855 SH       Sole                    74855
Allstate Corp                  COM              020002101     4246    71060 SH       Sole                    71060
Alltel Corp                    COM              020039103     4842    77750 SH       Sole                    77750
American Intl Group            COM              026874107     2665    45875 SH       Sole                    45875
BP Amoco PLC Spons ADR F       COM              055622104      311     4980 SH       Sole                     4980
Bank New York                  COM              064057102     3315   115180 SH       Sole                   115180
Bank Of America Corporation    COM              060505104     3306    72488 SH       Sole                    72488
Burlington Resources           COM              122014103     3935    71243 SH       Sole                    71243
ChevronTexaco                  COM              166764100     2704    48347 SH       Sole                    48347
Dell Inc                       COM              24702R101     3805    96418 SH       Sole                    96418
Exxon Mobil Corp               COM              30231G102     1409    24525 SH       Sole                    24525
Fortune Brands                 COM              349631101     3004    33824 SH       Sole                    33824
General Electric               COM              369604103      563    16244 SH       Sole                    16244
Health Care Select Spdr        COM              81369Y209     6833   220215 SH       Sole                   220215
Honeywell Inc                  COM              438516106     2443    66685 SH       Sole                    66685
Hubbell Inc Cl B               COM              443510201     2761    62616 SH       Sole                    62616
Inco Ltd                       COM              453258402     4027   106675 SH       Sole                   106675
Intel Corp                     COM              458140100      229     8810 SH       Sole                     8810
Intl Bus Machines              COM              459200101       46      620 SH       Sole                      620
Ivax Corp                      COM              465823102     2890   134429 SH       Sole                   134429
JP Morgan Chase & Co           COM              46625H100     3329    94253 SH       Sole                    94253
Johnson & Johnson              COM              478160104      300     4623 SH       Sole                     4623
Kerr-Mcgee Corp                COM              492386107     3741    49021 SH       Sole                    49021
Kimberly Clark                 COM              494368103     2943    47024 SH       Sole                    47024
Kroger                         COM              501044101     2858   150205 SH       Sole                   150205
Laboratory Corp                COM              50540R409     2723    54571 SH       Sole                    54571
Liberty Media Corp             COM              530718105     4442   435965 SH       Sole                   435965
MB Financial Inc               COM              55264U108      407    10212 SH       Sole                    10212
Medimmune Inc                  COM              584699102     2660    99550 SH       Sole                    99550
Millennium Cell Inc            COM              60038b105       25    15000 SH       Sole                    15000
Morgan Stanley Dean Witter Dis COM              617446448      232     4425 SH       Sole                     4425
National Semiconductor Corp    COM              637640103     4132   187564 SH       Sole                   187564
News Corp Cl B                 COM              65248E203     5070   300705 SH       Sole                   300705
Northrop Corp                  COM              666807102     2713    49105 SH       Sole                    49105
Novartis AG Sponsored ADR      COM              66987V109     4393    92600 SH       Sole                    92600
Praxair Inc                    COM              74005P104     5591   119975 SH       Sole                   119975
Schering-Plough                COM              806605101     2593   136021 SH       Sole                   136021
Schlumberger                   COM              806857108     4334    57075 SH       Sole                    57075
Servicemaster Company          COM              81760N109     2927   218450 SH       Sole                   218450
Sony Corp                      COM              835699307     2878    83575 SH       Sole                    83575
Tech and Telecom Spdr          COM              81369Y803     4081   204875 SH       Sole                   204875
Texas Instruments              COM              882508104     4714   167925 SH       Sole                   167925
Thermo Electron                COM              883556102     2266    84350 SH       Sole                    84350
Time Warner Inc                COM              887317105     3978   238059 SH       Sole                   238059
Viacom Inc Cl B                COM              925524308     4500   140525 SH       Sole                   140525
Wal-Mart                       COM              931142103     4298    89173 SH       Sole                    89173
Walgreen Co                    COM              931422109      286     6210 SH       Sole                     6210
Wrigley (Wm) Jr Co             COM              982526105      224     3254 SH       Sole                     3254
Pennsylvania Mutual Inv        COM              780905840     3506 337096.073 SH     Sole               337096.073
Royce Value Trust              COM              780910105     3932 208250.000 SH     Sole               208250.000
Wasatch Advisors Funds-Smcap G COM              936772102     1764 43041.813 SH      Sole                43041.813
Westport Select Cap Fund Cl I  COM              961323409     4818 186238.894 SH     Sole               186238.894
Delaware Emerging Mkts Fd-Inst COM              245914817     4535 287933.046 SH     Sole               287933.046
IShares - Japan Index Fund     COM              464286848     1834 180876.000 SH     Sole               180876.000
Nations Int'l Value Fund       COM              638581470      313 14763.276 SH      Sole                14763.276
Third Avenue Int'l Value Fund  COM              884116500     9967 510595.880 SH     Sole               510595.880
Leucadia National              COM              527288104     1004    26000 SH       Sole                    26000
Flaherty & Crumrine Pfd Inc Op COM              33848E106      776    60218 SH       Sole                    60218
Nuveen Quality Preferred Incom COM              67072C105      932    64500 SH       Sole                    64500